CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (CNY) In Thousands, except Share data	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Losses	Retained Earnings (Accumulated Deficit)	Treasury Stock	Comprehensive Income (loss) Attributable to the Company	Comprehensive Income (loss) Attributable to the Non- controlling Interest
Beginning Balance at Dec. 31, 2008	2,377,770	1	1,475,669	(47,359)	949,459		2,377,770
Beginning Balance (in shares) at Dec. 31, 2008		166,831,943
Comprehensive Net Income (Loss)	(283,509)						(283,509)
Net loss	(283,509)				(283,509)		(283,509)
Foreign currency exchange translation adjustment, net of nil tax	(397)			(397)			(397)
Comprehensive Income (loss)	(283,906)						(283,906)
Share-based compensation	29,692		29,692				29,692
Dividend declared and paid	(26,693)				(26,693)		(26,693)
Ending Balance at Dec. 31, 2009	2,096,863	1	1,505,361	(47,756)	639,257		2,096,863
Beginning Balance (in shares) at Dec. 31, 2009		166,831,943
Comprehensive Net Income (Loss)	(1,106,265)						(1,109,015)	2,750
Net loss	(1,106,265)				(1,109,015)		(1,109,015)	2,750
Foreign currency exchange translation adjustment, net of nil tax	(11,403)			(11,403)			(11,403)
Comprehensive Income (loss)	(1,117,668)						(1,120,418)	2,750
Purchase of treasury stock	(32,972)					(32,972)	(32,972)
Share-based compensation	22,431		22,431				22,431
Issuance of 6,000,000 ordinary shares in connection with acquisition of subsidiary (in shares)		6,000,000
Issuance of 6,000,000 ordinary shares in connection with acquisition of subsidiary	19,244	1	19,243				19,244
Issuance of 18,000,000 ordinary shares placed in escrow in connection with acquisition of subsidiary (in shares)	18,000,000	18,000,000
Fair value of non controlling interest in connection with acquisition of subsidiary	14,015							14,015
Ending Balance at Dec. 31, 2010	1,001,913	2	1,547,035	(59,159)	(469,758)	(32,972)	985,148	16,765
Ending Balance (in shares) at Dec. 31, 2010		190,831,943
Comprehensive Net Income (Loss)	(736,623)						(747,681)	11,058
Net loss	(736,623)				(747,681)		(747,681)	11,058
Foreign currency exchange translation adjustment, net of nil tax	(4,410)			(4,410)			(4,410)
Comprehensive Income (loss)	(741,033)						(752,091)	11,058
Share-based compensation	17,268		17,268				17,268
Issuance of 6,000,000 ordinary shares in connection with acquisition of subsidiary (in shares)	6,000,000
Issuance of 6,000,000 ordinary shares in connection with acquisition of subsidiary	16,172		16,172				16,172
Acquisition of additional equity interest of a subsidiary	(42,701)		(38,637)				(38,637)	(4,064)
Ending Balance at Dec. 31, 2011	251,619	2	1,541,838	(63,569)	(1,217,439)	(32,972)	227,860	23,759
Ending Balance (in shares) at Dec. 31, 2011		190,831,943